Acquisitions (Estimated Fair Values Of The Assets Acquired And Liabilities Assumed) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Business Acquisition [Line Items]
Property, plant and equipment	$ 24.9	$ 25.6	$ 60.8
Goodwill (see Note D)	791.3	806.1	829.4
Series of Individually Immaterial Business Acquisitions [Member]
Business Acquisition [Line Items]
Accounts receivable	5.3	3.7	7.9
Inventory	5.8	4.8	16.2
Property, plant and equipment	3.7	2.7	17.1
Goodwill (see Note D)	8.7	7.9	29.4
Other intangible assets (see Note D)	12.3	14.9	14.1
Other current and long-term assets	0.0	0.1	4.0
Current liabilities	4.2	8.1	6.0
Long-term liabilities	0.5	3.3	3.1
Fair value of net identifiable assets	31.1	22.7	79.6
Less: Additional consideration for prior years’ acquisitions	(0.3)	1.2	0.0
Less: Additional consideration payable	1.9	10.4	8.1
Less: Non-cash consideration	0.0	0.0	1.1
Net cash consideration	$ 29.5	$ 11.1	$ 70.4